Loss Per Share - Schedule of Loss Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Net (loss) income attributable to shareholders of Teekay Corporation	$ (54,757)	$ (114,738)	$ (160,180)
Weighted average number of common shares	72,066,008	70,457,968	69,263,369
Dilutive effect of stock-based compensation	0	0	0
Common stock and common stock equivalents	72,066,008	70,457,968	69,263,369
(Loss) income per common share:
Basic	$ (0.76)	$ (1.63)	$ (2.31)
Diluted	$ (0.76)	$ (1.63)	$ (2.31)